Intangible Assets - Summary of Reconciliation of Changes in Intangible Assets and Goodwill (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 MXN ($)		Dec. 31, 2019 USD ($)	[2]	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 145,610				$ 154,093
Ending balance	146,562	[1]	$ 7,771		145,610	$ 154,093
Right to produce and distribute trademark products [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	87,617				91,902
Ending balance	81,255				87,617	91,902
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	40,530				43,449
Ending balance	47,906				40,530	43,449
Trademark rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	6,699				7,185
Ending balance	6,600				6,699	7,185
Other indefinite lived intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,977				2,257
Ending balance	2,160				1,977	2,257
Total unamortized intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	136,823				144,793
Ending balance	137,921				136,823	144,793
Technology costs and management systems [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	4,270				3,841
Ending balance	4,356				4,270	3,841
Systems in Development [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	777				1,291
Ending balance	675				777	1,291
Alcohol licenses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,224				1,180
Ending balance	1,192				1,224	1,180
Other [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2,516				2,988
Ending balance	2,418				2,516	2,988
Total amortized intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	8,787				9,300
Ending balance	8,641				8,787	9,300
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	151,348				158,667	156,247
Additions	2,198				1,793	3,344
Acquisitions from business combinations (see Note 4)	7,782				5,997	4,375
Changes in fair value of past acquisitions	(22)				272	(306)
Internal development					41
disposals	(758)				(191)	110
Effect of movements in exchange rates	(7,111)				(10,810)	(3,667)
Changes in value on the recognition of inflation effects	(6)				57	(552)
Venezuela deconsolidation effect						(884)
Ending balance	153,431				151,348	158,667
Cost [member] | Right to produce and distribute trademark products [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	87,617				91,902	85,338
Additions						1,288
Acquisitions from business combinations (see Note 4)					4,602	4,144
Changes in fair value of past acquisitions	(2,887)					5,167
Effect of movements in exchange rates	(3,475)				(5,005)	(2,563)
Changes in value on the recognition of inflation effects						(727)
Venezuela deconsolidation effect						(745)
Ending balance	81,255				87,617	91,902
Cost [member] | Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	40,530				43,449	51,857
Additions					75
Acquisitions from business combinations (see Note 4)	6,542				842	140
Changes in fair value of past acquisitions	2,903				272	(7,022)
Effect of movements in exchange rates	(2,069)				(4,108)	(1,526)
Ending balance	47,906				40,530	43,449
Cost [member] | Trademark rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	6,699				7,185	6,225
Acquisitions from business combinations (see Note 4)	469				170	5
Changes in fair value of past acquisitions						836
disposals	(48)
Effect of movements in exchange rates	(520)				(656)	119
Ending balance	6,600				6,699	7,185
Cost [member] | Other indefinite lived intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,977				2,257	2,151
Additions	164				71	6
Changes in fair value of past acquisitions	153					9
disposals					(2)
Effect of movements in exchange rates	(134)				(349)	91
Ending balance	2,160				1,977	2,257
Cost [member] | Total unamortized intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	136,823				144,793	145,571
Additions	164				146	1,294
Acquisitions from business combinations (see Note 4)	7,011				5,614	4,289
Changes in fair value of past acquisitions	169				272	(1,010)
disposals	(48)				(2)
Effect of movements in exchange rates	(6,198)				(10,118)	(3,879)
Changes in value on the recognition of inflation effects						(727)
Venezuela deconsolidation effect						(745)
Ending balance	137,921				136,823	144,793
Cost [member] | Technology costs and management systems [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	8,707				7,103	6,124
Additions	824				1,051	464
Acquisitions from business combinations (see Note 4)	759				35	6
Changes in fair value of past acquisitions	(6)					(188)
Transfer of completed development systems	412				904	412
disposals	(580)				(43)	110
Effect of movements in exchange rates	(553)				(343)	175
Changes in value on the recognition of inflation effects	0
Ending balance	9,563				8,707	7,103
Cost [member] | Systems in Development [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	777				1,291	798
Additions	334				371	920
Acquisitions from business combinations (see Note 4)					57
Transfer of completed development systems	(413)				(904)	(412)
Effect of movements in exchange rates	(23)				(38)	(15)
Ending balance	675				777	1,291
Cost [member] | Alcohol licenses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,768				1,637	1,416
Additions	191				131	221
disposals	(130)
Ending balance	1,829				1,768	1,637
Cost [member] | Other [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	3,273				3,843	2,338
Additions	685				94	445
Acquisitions from business combinations (see Note 4)	12				291	80
Changes in fair value of past acquisitions	(185)					892
Internal development					41
Transfer of completed development systems	1
disposals					(146)
Effect of movements in exchange rates	(337)				(311)	52
Changes in value on the recognition of inflation effects	(6)				57	175
Venezuela deconsolidation effect						(139)
Ending balance	3,443				3,273	3,843
Cost [member] | Total amortized intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	14,525				13,874	10,676
Additions	2,034				1,647	2,050
Acquisitions from business combinations (see Note 4)	771				383	86
Changes in fair value of past acquisitions	(191)					704
Internal development					41
disposals	(710)				(189)	110
Effect of movements in exchange rates	(913)				(692)	212
Changes in value on the recognition of inflation effects	(6)				57	175
Venezuela deconsolidation effect						(139)
Ending balance	15,510				14,525	13,874
Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(5,738)				(4,574)	(2,979)
Amortization expense	(1,811)				(1,913)	(1,259)
Impairment losses						(110)
disposals	475				191
Effect of movements in exchange rates	233				235	(106)
Changes in value on the recognition of inflation effects	(28)				(52)
Venezuela deconsolidation effect						(120)
Ending balance	(6,869)				(5,738)	(4,574)
Accumulated depreciation, amortisation and impairment [member] | Technology costs and management systems [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(4,437)				(3,262)	(1,937)
Amortization expense	(1,351)				(1,453)	(961)
disposals	445				93
Effect of movements in exchange rates	165				236	(254)
Changes in value on the recognition of inflation effects	(29)				(51)
Ending balance	(5,207)				(4,437)	(3,262)
Accumulated depreciation, amortisation and impairment [member] | Alcohol licenses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(544)				(457)	(376)
Amortization expense	(123)				(87)	(81)
disposals	30
Ending balance	(637)				(544)	(457)
Accumulated depreciation, amortisation and impairment [member] | Other [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(757)				(855)	(666)
Amortization expense	(337)				(373)	(217)
disposals					98
Effect of movements in exchange rates	68				(1)	148
Changes in value on the recognition of inflation effects	1				(1)
Venezuela deconsolidation effect						(120)
Ending balance	(1,025)				(757)	(855)
Accumulated depreciation, amortisation and impairment [member] | Total amortized intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(5,738)				(4,574)	(2,979)
Amortization expense	(1,811)				(1,913)	(1,259)
disposals	475				191
Effect of movements in exchange rates	233				235	(106)
Changes in value on the recognition of inflation effects	(28)				(52)
Venezuela deconsolidation effect						(120)
Ending balance	$ (6,869)				(5,738)	$ (4,574)
Philippines [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
disposals					(4,478)
Philippines [member] | Cost [member] | Right to produce and distribute trademark products [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
disposals					(3,882)
Philippines [member] | Cost [member] | Total unamortized intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
disposals					(3,882)
Philippines [member] | Cost [member] | Other [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
disposals					(596)
Philippines [member] | Cost [member] | Total amortized intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
disposals					(596)
Philippines [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
disposals					375
Philippines [member] | Accumulated depreciation, amortisation and impairment [member] | Other [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
disposals					375
Philippines [member] | Accumulated depreciation, amortisation and impairment [member] | Total amortized intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
disposals					$ 375

[1]	The Company initially adopted IFRS 16 at January 1st, 2019 using the modified retrospectively approach under which the comparative information is not restated. – See Note 2.4.1
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.3